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               [Transamerica Life Insurance Company Letterhead]

March 12, 2002

VIA EDGAR

___________________________________

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Separate Account VA J
     File No. 811-10413, CIK 0001114804
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Separate Account VA J, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc.; AIM Variable Insurance Funds; Dreyfus Stock Index Fund; Dreyfus Variable Investment Fund; MFS Variable Insurance Trust; Nations Separate Account Trust; Oppenheimer Variable Account Funds; Transamerica Variable Insurance Fund, Inc.; Variable Insurance Products Fund; Variable Insurance Products Fund II; and Variable Insurance Products Fund III. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

.. On February 26, 2002, AEGON/Transamerica Series Fund, Inc., filed its annual report with the Commission via EDGAR (CIK: 0000778207);

.. On March 8, 2002, AIM Variable Insurance Funds filed its annual report with the Commission via EDGAR (CIK: 0000896435);

..  On March 1, 2002, Dreyfus Stock Index Fund filed its annual report with the
   Commission via EDGAR (CIK: 0000846800);

.. On March 7, 2002, Dreyfus Variable Investment Fund filed its annual report with the Commission via EDGAR (CIK: 0000813383);

..  On February 15, 2002, the MFS Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000918571);
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..  On March 6, 2002, Nations Separate Account Trust filed its annual report with the Commission via EDGAR (CIK: 0001047987);

..  On March 6, 2002, Oppenheimer Variable Account Funds (Capital Appreciation
   Fund/VA, Global Securities Fund/VA, High Income Fund/VA and Main Street Growth & Income Fund/VA) filed its annual report with the Commission via EDGAR (CIK: 0000752737);

.. On March 8, 2002, Oppenheimer Variable Account Funds (Strategic Bond Fund/VA) filed its annual report with the Commission via EDGAR (CIK: 0000752737);

.. On March 4, 2002, Transamerica Variable Insurance Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0001002786);

.. On February 27, 2002, Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494);

.. On February 27, 2002, Variable Insurance Products Fund II filed its annual report with the Commission via EDGAR (CIK: 0000831016); and

.. On February 27, 2002, Variable Insurance Products Fund III filed its annual report with the Commission via EDGAR (CIK: 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Division